NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares/Principal Amount ($)			Fair Value
	PRIVATE INVESTMENT FUNDS — 60.9%(a)
–	ACORE Credit Partners II, LP(b)		$ 6,409,314
–	AG Asset Based Credit Fund, L.P.(b)		18,808,583
–	Alcova Capital Yield Premium Fund, L.P.(b)		6,009,610
–	Bastion Funding V L.P.(d)		3,000,000
–	Blue Owl A4 Evergreen (Cayman) LP(b)		11,360,870
–	Crestline Opportunity Fund V Offshore TE/SWF, L.P.(b)		2,631,996
–	Maranon Senior Credit Strategies Fund XIV, L.P.(b)		19,838,573
–	Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, L.P., Class B(b)(c)		19,048,998
–	Sound Point Discovery Fund LLC(b)		1,506,463
–	SP Technology Payments II, LLC(b)		1,516,013
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $89,051,155)		90,130,420
		Spread
	LOANS — 21.3%(a)(d)
$ 500,000	2 Hopmeadow Street Realty Company, LLC, 10/06/25(e)	SOFR + 6.19%	500,000
$ 1,000,000	28 Pearl Street Development LLC, 12/05/25(e)	SOFR + 6.22603%, floor of 4.27397%	1,000,000
$ 600,000	40 Connecticut Ave Associates LLC, 10/16/26(e)	SOFR + 6.66%	600,000
$ 700,000	61 West Street Associates LLC, 12/16/25(e)	SOFR + 6.50%	700,000
$ 750,000	Beezle Azul LLC, 07/10/25(e)	SOFR + 6.20%, floor of 4.30%	750,000
$ 540,000	Bojadzic Construction LLC, 10/07/25(e)	SOFR + 6.50%, floor of 4.25%	540,000
$ 1,250,000	Bristol Industrial Senior Loan, 03/31/25	15.00%	1,211,750
$ 1,500,000	Cashco Financial, Inc., 04/16/27(e)	SOFR + 10.25%	1,511,250
$ 1,500,000	CH SPV A Holding LLC, 02/14/27(e)	SOFR + 11.25%	1,511,250
$ 750,000	Cliffhanger 2 Productions, LLC, 01/31/25(f)	10.00%	857,432
$ 750,000	CR Steak LV LLC, 08/04/26	12.00%	740,382
$ 625,000	Dorset Crossing, LLC, 08/04/25(e)	SOFR + 5.86%	625,000
$ 1,065,073	Future Family Loan Portfolio, Class A, 05/16/30	12.00%	1,083,286
$ 46,094	Future Family Loan Portfolio, Class B, 05/16/30	15.00%	46,637
$ 380,963	IHC California LLC & Iron Horse Credit LLC, 06/30/28(e)	SOFR + 9.50%	380,963
$ 1,500,000	Nexgen Financial, 03/28/28(e)	SOFR + 12.25%	1,511,250
$ 1,500,000	OnRamp Funding, 02/28/27(e)	SOFR + 12.50%	1,511,250
$ 1,500,000	Opus Trust I/II, 02/23/26(e)	SOFR + 10.50%	1,511,250
$ 1,250,000	OTG Productions LLC, 09/30/25(e)(g)	SOFR + 12.00%	1,250,000
$ 3,000,000	PFF, LLC, Promissory Note, 12/20/27(a)(d)	12.00%	3,000,000
$ 700,000	P-R Port Royal, LLC, 01/31/25	11.50%	700,000

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares/Principal Amount ($)		Spread	Fair Value
	LOANS — 21.3% (Continued)(a)(d)
$ 500,000	R&R Clinton Ventures III, 10/06/25(e)	SOFR + 6.20%	$ 500,000
$ 589,601	Raistone Purchasing LLC - Series XXXI, Perpetual Maturity(e)(h)	SOFR + 6.00%	586,132
$ 750,000	Riddick 4 Production LLC, 01/31/25(f)	10.00%	857,432
$ 1,400,000	Royersford Industrial Senior Loan, 03/31/25	14.00%	1,410,360
$ 1,500,000	Sezzle, Inc., 04/19/27(e)	SOFR + 10.19%	1,511,250
$ 700,000	Silver Birch Realty LLC, 07/30/25(e)	SOFR + 6.20%, floor of 4.30%	700,000
$ 1,500,000	Sound View Tower LLC, 02/18/25	11.50%	1,500,000
$ 250,000	Tampa Industrial Senior Loan, 02/28/25	12.00%	248,575
$ 742,500	Ultra Padel Club, 11/27/27	13.00%	728,097
$ 1,500,000	Vernance Originations, LLC, 07/06/27(e)	SOFR + 11.00%	1,511,250
$ 744,296	Yacht Management Services, 07/21/25(i)	12.00%	498,678
	TOTAL LOANS (Cost $31,848,718)		31,593,474

	U.S. GOVERNMENT & AGENCIES — 3.3%
	AGENCY HYBRID ARMS — 1.4%
$ 2,049,527	Fannie Mae REMICS Series 23-17 JA, 5.50%, 06/25/50		2,090,895

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
$ 5,013,927	Government National Mortgage Association Series 2021-49 IP, 2.50%, 01/20/51		487,767

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.6%
$ 2,292,136	Ginnie Mae II Pool 786445, 08/20/49(e)	H15T1Y + 1.51%	2,301,958

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,819,656)		4,880,620

	COLLATERALIZED LOAN OBLIGATIONS DEBT — 3.6%(j)
$ 400,000	Allegro Clo VIII-S Ltd. Series 3A E1, 10/20/37(e)	TSFR3M + 6.60%	409,125
$ 600,000	Allegro Clo VIII-S Ltd. Series 3A E2, 10/20/37(e)	TSFR3M + 8.00%	602,722
$ 750,000	Babson CLO Ltd. Series 4A ER, 10/20/37(e)	TSFR3M + 6.75%	770,970
$ 1,500,000	Maranon Loan Funding Ltd. Series 2A D, 01/15/36(e)	TSFR3M + 6.75%	1,539,493
$ 500,000	Maranon Loan Funding Ltd. Series 2A E, 01/15/36(e)	TSFR3M + 10.00%	509,095
$ 1,000,000	OHA Credit Partners XVII Ltd. Series 17A E, 01/18/38(e)	TSFR3M + 5.00%	1,013,882
$ 500,000	Vibrant CLO XIII Ltd. Series 13A ER, 01/15/38(e)	TSFR3M + 7.59%	505,048
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,226,190)		5,350,335

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Shares		Fair Value

	SHORT-TERM INVESTMENT — 9.1%
	MONEY MARKET FUND - 9.1%
13,483,984	First American Treasury Obligations Fund, Class X, 4.40% (Cost $13,483,984)(k)	13,483,984

	TOTAL INVESTMENTS - 98.2% (Cost $144,429,703)	$ 145,438,833
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%(l)	2,701,975
	NET ASSETS - 100.0%	$ 148,140,808

H15T1Y	- 1 Year Treasury Rate
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
SOFR	- Secured Overnight Financing Rate
TSFR3M	- 3 Month Term Secured Overnight Financing Rate

Reference Rates:

1 Year Treasury Rate as of December 31, 2024 was 4.16%.

3 Month Term Secured Overnight Financing Rate as of December 31, 2024 was 4.69%.

Secured Overnight Financing Rate as of December 31, 2024 was 4.49%.

(a)	Restricted Security. Please refer to the Restricted Securities Table below.
(b)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(c)	The Fund’s interest in this investment is held through a wholly-owned subsidiary of the Fund, NAIF Splitter LLC.
(d)	Level 3 securities fair valued using significant unobservable inputs.
(e)

Variable rate investment. Interest rate shown reflects the rate in effect at December 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date. Interest rates reset periodically.

(f)	The interest rate and maturity date presented are adjusted periodically based on the terms set forth in the investment’s offering documents. Rate and maturity date shown are effective at period end.
(g)	The interest rate presented is adjusted periodically based on the terms of the loan agreement. Rate shown is effective at period end.
(h)	Income is being accreted over a period of 90 days from initial purchase of each set of receivables to contractual cost.
(i)	Contractual rate presented but as of December 31, 2024 the Fund has ceased income accrual as the security is in default.
(j)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the total market value of 144A securities is $5,350,335 or 3.6% of net assets.
(k)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(l)	Includes cash held as collateral for futures contracts.

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2024

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The private investment funds and loans generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at December 31, 2024 is as follows:

Security	Acquisition Date	Cost	Value	% of Net Assets
2 Hopmeadow Street Realty Company, LLC	7/29/2024	$ 500,000	$ 500,000	0.3%
28 Pearl Street Development LLC	12/17/2024	1,000,000	1,000,000	0.7%
40 Connecticut Ave Associates LLC	10/15/2024	600,000	600,000	0.4%
61 West Street Associates LLC	7/29/2024	700,000	700,000	0.5%
ACORE Credit Partners II, LP	3/21/2023	6,488,343	6,409,314	4.3%
AG Asset Based Credit Fund LP	9/13/2023	17,651,603	18,808,583	12.7%
Alcova Capital Yield Premium Fund, LP	3/18/2024	6,000,000	6,009,610	4.1%
Bastion Fund V L.P.	10/15/2024	3,000,000	3,000,000	2.0%
Beezle Azul LLC	12/19/2024	750,000	750,000	0.5%
Blue Owl A4 Evergreen (Cayman) LP	4/4/2023	10,987,747	11,360,870	7.7%
Bojadzic Construction LLC	12/19/2024	540,000	540,000	0.4%
Bristol Industrial Senior Loan	3/13/2024	1,249,470	1,211,750	0.8%
Cashco Financial, Inc.	9/20/2024	1,510,611	1,511,250	1.0%
CH SPV A Holding LLC	9/20/2024	1,510,562	1,511,250	1.0%
Cliffhanger 2 Productions, LLC	7/29/2024	857,432	857,432	0.6%
CR Steak LV LLC	1/10/2024	743,679	740,382	0.5%
Crestline Opportunity Fund V Offshore TE/SWF, LP	9/21/2023	2,339,008	2,631,996	1.8%
Dorset Crossing, LLC	7/29/2024	625,000	625,000	0.4%
Future Family Loan Portfolio, Class A	5/16/2024	1,065,074	1,083,286	0.7%
Future Family Loan Portfolio, Class B	5/16/2024	46,094	46,637	0.0%
IHC California LLC & Iron Horse Credit LLC	8/9/2024	380,963	380,963	0.3%
Maranon Senior Credit Strategies Fund XIV, LP	6/1/2023	20,099,346	19,838,573	13.4%
Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, LP – Class B	3/24/2023	19,485,108	19,048,998	12.9%
Nexgen Financial	9/20/2024	1,510,836	1,511,250	1.0%
OnRamp Funding	11/27/2024	1,511,046	1,511,250	1.0%
Opus Trust I/II	9/20/2024	1,509,954	1,511,250	1.0%
OTG Productions LLC	9/13/2024	1,250,000	1,250,000	0.8%
PFF, LLC Promissory Note	12/19/2024	3,000,000	3,000,000	2.0%
P-R Port Royal, LLC	7/29/2024	700,000	700,000	0.5%
R&R Clinton Ventures III	7/29/2024	500,000	500,000	0.3%
Raistone Purchasing LLC	8/6/2024	586,132	586,132	0.4%
Riddick 4 Production LLC	9/4/2024	857,432	857,432	0.6%
Royersford Industrial Senior Loan	3/13/2024	1,398,943	1,410,360	1.0%
Sezzle, Inc.	9/20/2024	1,510,613	1,511,250	1.0%
Silver Birch Realty LLC	12/19/2024	700,000	700,000	0.5%
Sound View Tower LLC	7/29/2024	1,500,000	1,500,000	1.0%
Sound Point Discovery Fund LLC	4/3/2024	1,500,000	1,506,463	1.0%
SP Technology Payments II, LLC	4/4/2024	1,500,000	1,516,013	1.0%
Tampa Industrial Senior Loan	3/13/2024	249,716	248,575	0.2%
Ultra Padel Club	1/10/2024	731,038	728,097	0.5%
Vernance Originations, LLC	11/27/2024	1,511,075	1,511,250	1.0%
Yacht Management Services	1/10/2024	743,048	498,678	0.4%
		$ 120,899,873	$ 121,723,894	82.2%